Note 5 - Tribute Arrangement and Mining Agreement and Bilboes Gold Limited Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of consideration paid and assets and liabilities assumed [text block]
Consideration paid	$'000

Equity issued	65,677
Initial consideration shares issued (4,425,797 at $12.82 per share)	56,739
Escrow shares issued (441,095 at $12.82 per share)	5,655
Deferred consideration shares issued (256,152 at $12.82 per share)	3,283

Bilboes oxide mine assets (pre-acquisition)	(872)
Prepayments - Bilboes pre-effective date costs	877
Total net consideration	65,682

Recognised amounts of identifiable assets and liabilities assumed (January 6, 2023)
Exploration and evaluation assets (note 17)	73,198
Inventories	70
Prepayments	5
Trade and other receivables	802
Cash and cash equivalents	54
Provisions	(4,466)
Trade and other payables - external	(3,943)
Lease liabilities	(28)
Income tax payable	(10)
65,682